Retirement-Related Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	$ 47,812	$ 52,444
Interest cost	1,882	1,719	$ 1,913
Actuarial losses/(gains)	4,040	(2,743)
Benefits paid from trust	(3,378)	(3,484)
Direct benefit payments	(124)	(124)
Benefit obligation, balance at end of period	50,232	47,812	52,444
Change in plan assets
Fair value of plan assets, balance at beginning of period	48,213	52,694
Actual return on plan assets	6,949	(997)
Benefits paid from trust	(3,378)	(3,484)
Fair value of plan assets, balance at end of period	51,784	48,213	52,694
Funded status	1,551	401
Accumulated benefit obligation	50,232	47,812
Pension Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	45,770	49,111
Service cost	370	413	410
Interest cost	847	830	837
Plan participants' contributions	23	25
Acquisitions/divestitures, net	(32)	(27)
Actuarial losses/(gains)	3,467	(240)
Benefits paid from trust	(1,902)	(1,976)
Direct benefit payments	(403)	(390)
Foreign exchange impact	134	(2,012)
Amendments/curtailments/settlements/other	50	34
Benefit obligation, balance at end of period	48,324	45,770	49,111
Change in plan assets
Fair value of plan assets, balance at beginning of period	36,758	40,798
Actual return on plan assets	4,896	(610)
Employer contributions	243	325
Acquisitions/divestitures, net	(25)	(22)
Plan participant's contributions	23	25
Benefits paid from trust	(1,902)	(1,976)
Foreign exchange impact	333	(1,754)
Amendments/curtailments/settlements/other	(7)	(28)
Fair value of plan assets, balance at end of period	40,319	36,758	40,798
Funded status	(8,005)	(9,012)
Accumulated benefit obligation	47,645	45,161
Nonpension Postretirement Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	3,912	4,184
Service cost	10	13	14
Interest cost	145	132	154
Plan participants' contributions	57	59
Acquisitions/divestitures, net		0
Actuarial losses/(gains)	148	(71)
Benefits paid from trust	(389)	(383)
Direct benefit payments	(6)	(22)
Amendments/curtailments/settlements/other	(21)
Benefit obligation, balance at end of period	3,857	3,912	4,184
Change in plan assets
Fair value of plan assets, balance at beginning of period	29	18
Actual return on plan assets	1	1
Employer contributions	304	335
Acquisitions/divestitures, net		0
Plan participant's contributions	57	59
Benefits paid from trust	(389)	(383)
Amendments/curtailments/settlements/other		0
Fair value of plan assets, balance at end of period	3	29	18
Funded status	(3,854)	(3,882)
Nonpension Postretirement Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	705	732
Service cost	5	5	6
Interest cost	55	45	57
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	141	43
Benefits paid from trust	(6)	(7)
Direct benefit payments	(27)	(31)
Foreign exchange impact	(1)	(86)
Amendments/curtailments/settlements/other	(23)	3
Benefit obligation, balance at end of period	848	705	732
Change in plan assets
Fair value of plan assets, balance at beginning of period	65	70
Actual return on plan assets	7	12
Employer contributions		0
Acquisitions/divestitures, net		0
Plan participant's contributions		0
Benefits paid from trust	(6)	(7)
Foreign exchange impact	(1)	(10)
Amendments/curtailments/settlements/other	0	0
Fair value of plan assets, balance at end of period	65	65	$ 70
Funded status	$ (783)	$ (640)